Label	Element	Value
3.500% Notes 2028 [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 742,000,000
Borrowings	ifrs-full_Borrowings	€ 697,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	3.50%
1.250% Notes 2031 [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 539,000,000
Borrowings	ifrs-full_Borrowings	€ 0
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.25%
2.250% Notes 2034 [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 735,000,000
Borrowings	ifrs-full_Borrowings	€ 0
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	2.25%
1.500% notes 2039 [Member] | Euro Member Countries, Euro | Unilever PLC [Member]
Borrowings	ifrs-full_Borrowings	€ 646,000,000
Borrowings	ifrs-full_Borrowings	€ 647,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.50%
1.625% Notes 2033 [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 794,000,000
Borrowings	ifrs-full_Borrowings	€ 793,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.625%
5.600% Bonds 2097 [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 86,000,000
Borrowings	ifrs-full_Borrowings	€ 80,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	5.60%
1.375% Notes 2029 [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 745,000,000
Borrowings	ifrs-full_Borrowings	€ 745,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.375%
3.375% Notes 2025 [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 327,000,000
Borrowings	ifrs-full_Borrowings	€ 307,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	3.375%
3.125% Notes 2023 [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 516,000,000
Borrowings	ifrs-full_Borrowings	€ 484,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	3.125%
1.000% Notes 2027 [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 599,000,000
Borrowings	ifrs-full_Borrowings	€ 598,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.00%
1.375% Notes 2030 [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 644,000,000
Borrowings	ifrs-full_Borrowings	€ 644,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.375%
1.375% Notes 2030 [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 368,000,000
Borrowings	ifrs-full_Borrowings	€ 409,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.375%
2.900% Notes 2027 [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 930,000,000
Borrowings	ifrs-full_Borrowings	€ 873,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	2.90%
6.625% Bonds 2028 [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 221,000,000
Borrowings	ifrs-full_Borrowings	€ 206,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	6.625%
Other Loans [Member] | SWITZERLAND | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 81,000,000
Borrowings	ifrs-full_Borrowings	27,000,000
2.600% Notes 2024 Two [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	473,000,000
Borrowings	ifrs-full_Borrowings	€ 448,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	2.60%
3.100% Notes 2025 [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 467,000,000
Borrowings	ifrs-full_Borrowings	€ 439,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	3.10%
2.600% Notes 2024 One [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 468,000,000
Borrowings	ifrs-full_Borrowings	€ 439,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	2.60%
1.750% Notes 2028 [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 645,000,000
Borrowings	ifrs-full_Borrowings	€ 0
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.75%
1.125% Bonds 2027 [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 698,000,000
Borrowings	ifrs-full_Borrowings	€ 697,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.125%
2.125% notes 2028 [Member] | United Kingdom, Pounds | Unilever PLC [Member]
Borrowings	ifrs-full_Borrowings	€ 300,000,000
Borrowings	ifrs-full_Borrowings	€ 0
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	2.125%
2.000% Notes 2026 [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 651,000,000
Borrowings	ifrs-full_Borrowings	€ 612,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	2.00%
1.750% Notes 2031 [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 644,000,000
Borrowings	ifrs-full_Borrowings	€ 727,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.75%
1.750% Notes 2030 [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 995,000,000
Borrowings	ifrs-full_Borrowings	€ 995,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.75%
1.125% Bonds 2028 [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 696,000,000
Borrowings	ifrs-full_Borrowings	€ 695,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.125%
0.500% Notes 2024 [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 498,000,000
Borrowings	ifrs-full_Borrowings	€ 497,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	0.50%
2.200% Notes 2022 [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 0
Borrowings	ifrs-full_Borrowings	€ 750,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	2.20%
1.125% Notes 2022 [Member] | United Kingdom, Pounds | Unilever PLC [Member]
Borrowings	ifrs-full_Borrowings	€ 417,000,000
Borrowings	ifrs-full_Borrowings	€ 0
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.125%
1.875% Notes 2029 [Member] | United Kingdom, Pounds | Unilever PLC [Member]
Borrowings	ifrs-full_Borrowings	€ 281,000,000
Borrowings	ifrs-full_Borrowings	€ 296,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.875%
0.750% Notes 2026 [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 458,000,000
Borrowings	ifrs-full_Borrowings	€ 0
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	0.75%
2.125% Notes 2029 [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 743,000,000
Borrowings	ifrs-full_Borrowings	€ 790,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	2.125%
2.625% Notes 2051 [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 598,000,000
Borrowings	ifrs-full_Borrowings	€ 563,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	2.625%
0.375% Notes 2023 [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 600,000,000
Borrowings	ifrs-full_Borrowings	€ 600,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	0.375%
0.375% Notes 2023 [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 469,000,000
Borrowings	ifrs-full_Borrowings	€ 441,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	0.375%
Commercial Paper [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 2,057,000,000
Borrowings	ifrs-full_Borrowings	2,370,000,000
Commercial Paper [Member] | United States of America, Dollars | NETHERLANDS | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	0
Borrowings	ifrs-full_Borrowings	1,320,000,000
Commercial Paper [Member] | United Kingdom, Pounds | Unilever PLC [Member]
Borrowings	ifrs-full_Borrowings	0
Borrowings	ifrs-full_Borrowings	238,000,000
1.375% Notes 2024 [Member] | United Kingdom, Pounds | Unilever PLC [Member]
Borrowings	ifrs-full_Borrowings	282,000,000
Borrowings	ifrs-full_Borrowings	€ 298,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.375%
1.000% Notes 2023 [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 499,000,000
Borrowings	ifrs-full_Borrowings	€ 500,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.00%
0.500% Notes 2022 [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 0
Borrowings	ifrs-full_Borrowings	€ 750,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	0.50%
0.500% Notes 2023 [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 500,000,000
Borrowings	ifrs-full_Borrowings	€ 499,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	0.50%
1.250% Notes 2025 [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 999,000,000
Borrowings	ifrs-full_Borrowings	€ 999,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.25%
5.900% Bonds 2032 [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 875,000,000
Borrowings	ifrs-full_Borrowings	€ 932,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	5.90%
7.250% Bonds 2026 [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 276,000,000
Borrowings	ifrs-full_Borrowings	€ 259,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	7.25%
3.500% Bonds 2028 [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 465,000,000
Borrowings	ifrs-full_Borrowings	€ 437,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	3.50%
3.000% Notes 2022 [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 0
Borrowings	ifrs-full_Borrowings	€ 441,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	3.00%
1.500% notes 2026 [Member] | United Kingdom, Pounds | Unilever PLC [Member]
Borrowings	ifrs-full_Borrowings	€ 563,000,000
Borrowings	ifrs-full_Borrowings	€ 592,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.50%
0.875% Notes 2025 [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 649,000,000
Borrowings	ifrs-full_Borrowings	€ 648,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	0.875%
0.626% Notes 2024 [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 469,000,000
Borrowings	ifrs-full_Borrowings	€ 441,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	0.626%
3.250% Notes 2024 [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 468,000,000
Borrowings	ifrs-full_Borrowings	€ 440,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	3.25%
0.500% Bonds 2025 [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	€ 646,000,000
Borrowings	ifrs-full_Borrowings	€ 648,000,000
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	0.50%